Expense Example - TCW Total Return Bond Fund	Mar. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	684
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	970
Plan Class
Expense Example:
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	260
Expense Example, with Redemption, 10 Years	$ 589